UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 138.4%
Corporate — 11.9%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$750	$815,580
7.75%, 8/01/31	1,000	1,093,870
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	754,370
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	832,027
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	112,863
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	500	502,400
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	298,633
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	375	385,905
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	480	487,699

		5,283,347
County/City/Special District/School District — 39.2%
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	557,620
Series D, 5.38%, 6/01/32	15	15,059
Sub-Series D-1, 5.00%, Fiscal 2014, 8/01/31	245	282,982
Sub-Series G-1, 5.00%, 4/01/29	250	287,155
Sub-Series G-1, 6.25%, 12/15/31	250	297,820

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series I-1, 5.38%, 4/01/36	$450	$515,475
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	563,681
Series J, 5.00%, 8/01/32	1,620	1,888,790
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/44	250	258,780
4.75%, 11/15/45	500	504,730
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	849,770
5.00%, 7/01/33	250	281,165
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (c)	5,155	1,572,481
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	500	145,395
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (c)	2,000	554,320
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	950	238,346
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	116,078
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	516,210
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	180,063
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	230,494
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	692,647
(AGM), 5.00%, 2/15/47	750	800,557
(NPFGC), 4.50%, 2/15/47	790	823,235

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Series A (concluded):
(NPFGC), 5.00%, 2/15/47	$465	$495,509
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,534,491
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	322,161
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	120	125,412
4 World Trade Center Project, 5.00%, 11/15/31	750	841,125
4 World Trade Center Project, 5.75%, 11/15/51	340	398,504
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	346,714
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	610,924
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	561,475

		17,409,168
Education — 34.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	200	2,496
7.00%, 5/01/35	130	1,622
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	250	264,435
4.63%, 10/01/40	140	148,707
Build NYC Resource Corp., RB, Series A:
Bronx Charter School for Excellence Project, 5.50%, 4/01/43	270	290,339
Bronx Charter School for International Cultures & The Arts Project, 5.00%, 4/15/33	200	202,722
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB, City University New York Queens, Series A, 5.00%, 6/01/38	$250	$284,225
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	279,425
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	110	127,224
Carnegie Hall, 4.75%, 12/01/39	400	422,788
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	610	664,247
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	275,857
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	60	63,895
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	564,175
5.00%, 7/01/41	500	551,215
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	135,437
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	210,906
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	112,400

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	$160	$182,250
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	105	119,419
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	300	348,324
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	346,416
New York University, Series 1 (AMBAC, BHAC), 5.50%, 7/01/31	245	315,244
New York University, Series B, 5.00%, 7/01/42	1,250	1,390,750
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	165,593
Teachers College, Series B, 5.00%, 7/01/42	1,800	1,974,816
Touro College & University System, Series A, 5.25%, 1/01/34	250	278,690
Touro College & University System, Series A, 5.50%, 1/01/39	500	560,935
University of Rochester, Series A, 5.13%, 7/01/39	215	242,322
University of Rochester, Series A, 5.75%, 7/01/39	175	201,742
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	140,841
Cornell University, Series A, 5.00%, 7/01/40	150	170,672
Fordham University, 5.00%, 7/01/44	340	381,534
New York University, Series A, 5.00%, 7/01/37	445	503,722
New York University, Series A, 5.00%, 7/01/42	1,750	1,947,050
Skidmore College, Series A, 5.00%, 7/01/28	250	288,225
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	416,542

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	$350	$414,484
Teachers College, 5.50%, 3/01/39	350	390,358

		15,382,044
Health — 20.7%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	397,079
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	150,113
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	402,005
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	323,166
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	210,028
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	89,911
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	268,861
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,150	1,264,137
Series B, 6.00%, 11/01/30	200	232,226

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	$550	$579,816
5.00%, 1/01/34	500	537,835
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (f)	5	5,752
Mental Health Services (AGM), 5.00%, 2/15/22	330	374,062
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	212,744
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	252,694
New York University Hospitals Center, Series B, 5.63%, 7/01/17 (f)	260	283,340
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	450	498,843
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	500	560,310
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	311,222
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	359,024
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,106,820
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	278,895
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/15 (f)	500	515,400

		9,214,283
Housing — 3.1%
City of New York New York Housing Development Corp., RB, M/F Housing, Class F, 4.50%, 11/15/24 (b)	500	509,925

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$500	$508,340
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	364,640

		1,382,905
State — 6.2%
State of New York, GO, Series A, 5.00%, 2/15/39	250	281,183
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 3/15/41	500	550,940
Series A, 5.00%, 3/15/44	90	103,795
Series C, 5.00%, 12/15/31	250	270,998
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	92,243
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,137,220
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	292,072

		2,728,451
Tobacco — 0.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	73,050
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 5/15/40	170	190,155

		263,205
Transportation — 15.5%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	284,320
Series C, 6.50%, 11/15/28	700	844,179
Series D, 5.25%, 11/15/41	1,000	1,130,380
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	292,422
Series D, 5.25%, 11/15/31	250	291,145

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB (concluded):
Series D, 5.25%, 11/15/32	$170	$197,258
Series F, 5.00%, 11/15/30	500	575,720
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	578,635
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	171,113
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	510,100
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	154,103
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	305,292
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	1,000	1,113,370
5.00%, 1/01/42	140	154,470
Triborough Bridge & Tunnel Authority, Refunding RB, CAB (c):
General, Series B, 0.00%, 11/15/32	400	212,508
Sub-Series A, 0.00%, 11/15/32	170	87,038

		6,902,053
Utilities — 6.6%
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	248,760
Series C (CIFG), 5.25%, 9/01/29	500	611,845
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	100	112,824
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	681,768
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$1,115	$1,285,751

		2,940,948
Total Municipal Bonds — 138.4%		61,506,404

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 19.7%
County/City/Special District/School District — 7.2%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	285,800
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	930,765
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	700	804,760
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,191,078

		3,212,403
State — 2.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	560,722
Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.00%, 10/15/31	255	306,538

		867,260
Transportation — 3.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	721,583

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$600	$696,396

		1,417,979
Utilities — 7.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	464,223
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,131,511
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,662,655

		3,258,389
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.7%		8,756,031
Total Long-Term Investments (Cost — $64,319,639) — 158.1%		70,262,435
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (i)(j)	1,834,682	$1,834,682
Total Short-Term Securities (Cost — $1,834,682) — 4.2%		1,834,682
Total Investments (Cost — $66,154,321*) — 162.3%		72,097,117
Liabilities in Excess of Other Assets — (1.2)%		(493,163)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4%)		(5,071,487)
VRDP Shares, at Liquidation Value — (49.7%)		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$44,432,467

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,063,278

Gross unrealized appreciation	$6,224,010
Gross unrealized depreciation	(260,386)

Net unrealized appreciation	$5,963,624

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $370,682.

(i)	Represents the current yield as of report date.

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BIF New York Municipal Money Fund	426,743	1,407,939	1,834,682	—

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds	M/F	Multi-Family
AMBAC	American Municipal Bond Assurance Corp.	CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	ERB	Education Revenue Bonds	PILOT	Payment in Lieu of Taxes
ARB	Airport Revenue Bonds	FHA	Federal Housing Administration	RB	Revenue Bonds
BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds	SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(52)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$6,606,438	$(19,858)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$70,262,435	—	$70,262,435
Short-Term Securities	$1,834,682	—	—	1,834,682

Total	$1,834,682	$70,262,435	—	$72,097,117

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(19,858)	—	—	$(19,858)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$85,000	—	—	$85,000
Liabilities:
TOB trust certificates	—	$(5,070,215)	—	(5,070,215)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$85,000	$(27,170,215)	—	$(27,085,215)

There were no transfers between levels during the period ended November 30, 2014.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 22, 2015